UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst

Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: 299,770
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00754X105    13274 278000.000SH      SOLE                        278000.000
AMR Corp.                      COM              001765106      469 14700.000SH       SOLE                         14700.000
Allegheny Technologies Inc.    COM                             401 20000.000SH       SOLE                         20000.000
American Woodmark Corp         COM              030506109     4200 203614.592SH      SOLE                        203614.592
Applied Materials              COM              038222105    25429 269808.000SH      SOLE                        269808.000
Ark Best Corp.                 COM              040790107     4816 458700.000SH      SOLE                        458700.000
Atmel Corp                     COM              049513104    15751 305100.000SH      SOLE                        305100.000
Avatex Corp CL A BB            COM                               ? 27402.000SH       SOLE                         27402.000
BE Aerospace Inc               COM              073302101     2585 439940.000SH      SOLE                        439940.000
Beazer Homes USA Inc.          COM              07556Q105      973 51900.000SH       SOLE                         51900.000
Bristol Myers Squibb           COM              110122108      348 6000.000 SH       SOLE                          6000.000
Calpine Corp.                  COM              131347106    10472 111406.000SH      SOLE                        111406.000
Centex Corp                    COM              152312104     1505 63200.000SH       SOLE                         63200.000
Chase Manhattan Crp            COM              16161A108     3044 34916.000SH       SOLE                         34916.000
Citigroup Inc.                 COM              173034109    13863 231530.216SH      SOLE                        231530.216
Coastal Corp.                  COM                            9550 207600.000SH      SOLE                        207600.000
Commercial Intertech           COM              201709102     2455 124710.000SH      SOLE                        124710.000
Computer Assoc Int'l           COM              204912109     8936 150982.000SH      SOLE                        150982.000
Conductus                      COM                            1297 40000.000SH       SOLE                         40000.000
Conoco Inc CL A                COM              208251306     2561 104000.000SH      SOLE                        104000.000
Conseco Inc.                   COM              208464107     8048 703661.185SH      SOLE                        703661.185
Countrywide Credit Ind Inc     COM              222372104     1897 69600.000SH       SOLE                         69600.000
Crossman Communities           COM              22764E109     4250 268250.000SH      SOLE                        268250.000
D&K Healthcare                 COM              232861104      224 18300.000SH       SOLE                         18300.000
Dana Corp                      COM              235811106      265 9400.000 SH       SOLE                          9400.000
Eclipse Surgical               COM              278849104      595 80000.000SH       SOLE                         80000.000
Edwards, A. G.                 COM              281760108     1328 33200.000SH       SOLE                         33200.000
Fannie Mae                     COM              313586109     7133 126114.000SH      SOLE                        126114.000
Fidelity Nat'l Fin'l           COM              316326107     5422 392524.000SH      SOLE                        392524.000
Ford                           COM              345370100     8262 179846.683SH      SOLE                        179846.683
General Electric               COM              369604103      392 2520.000 SH       SOLE                          2520.000
Global Marine Inc New          COM              379352404      713 28100.000SH       SOLE                         28100.000
Graco Inc.                     COM              384109104     3917 135060.000SH      SOLE                        135060.000
Idex Corp                      COM              45167R104     2243 82300.000SH       SOLE                         82300.000
Intel Corp                     COM              458140100    12224 92650.000SH       SOLE                         92650.000
International Business Machine COM              459200101      796 6732.000 SH       SOLE                          6732.000
Iomega Corp.                   COM              462030107       38 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     1562 170003.551SH      SOLE                        170003.551
Mastec Inc.                    COM              576323109     5353 60150.000SH       SOLE                         60150.000
Mellon Financial Corp.         COM              585509102     7863 264300.068SH      SOLE                        264300.068
Merck & Company                COM              589331107      717 11546.000SH       SOLE                         11546.000
Merrill Lynch                  COM              590188108    16161 153910.000SH      SOLE                        153910.000
Monaco Coach                   COM              60886R103      945 49750.000SH       SOLE                         49750.000
Morgan Stanley Dean Witter Dis COM              617446448    15222 183680.000SH      SOLE                        183680.000
NVR Inc.                       COM              62944T105     3078 57000.000SH       SOLE                         57000.000
National RV Holdings           COM              637277104     7555 477750.000SH      SOLE                        477750.000
Ocean Energy Inc.              COM              67481e106      158 11000.000SH       SOLE                         11000.000
Omni Energy Services           COM              68210T109      373 186400.000SH      SOLE                        186400.000
Orthodontic Centers AM         COM              68750P103     2212 116400.000SH      SOLE                        116400.000
Owens Corning Co               COM              69073F103     2120 109444.372SH      SOLE                        109444.372
Philip Morris                  COM              718154107      912 43680.000SH       SOLE                         43680.000
Piercing Pagoda Inc            COM              720773100      134 10000.000SH       SOLE                         10000.000
RTI International Metals Inc.  COM              74961H203     2676 303655.000SH      SOLE                        303655.000
Readers Digest Assoc.          COM              755267101      598 16900.000SH       SOLE                         16900.000
Reliance Group Holdings        COM              759464100      194 55500.000SH       SOLE                         55500.000
Rush Enterprises Inc.          COM              781846100      137 20000.000SH       SOLE                         20000.000
SCIOS Inc                      COM              808905103      726 140000.000SH      SOLE                        140000.000
Sabre Class A                  COM                             388 10622.000SH       SOLE                         10622.000
Salton                         COM              795757103     8117 187140.000SH      SOLE                        187140.000
Southdown Inc.                 COM              841297104     5255 88700.000SH       SOLE                         88700.000
Southwest SEC Inc.             COM              845224104    16397 377492.053SH      SOLE                        377492.053
Stanley Furniture              COM              854305208     9504 490510.000SH      SOLE                        490510.000
Superior Industries            COM              868168105     4303 135784.000SH      SOLE                        135784.000
Texas Industries Inc.          COM              882491103     4103 129730.012SH      SOLE                        129730.012
Washington Mutual Inc.         COM              939322103     1374 51842.000SH       SOLE                         51842.000
Winnebago Inds. Inc.           COM              974637100      894 49500.000SH       SOLE                         49500.000
Federated Income TR            MUT              314199100      105 10650.000SH       SOLE                         10650.000
Marsico Growth & Income        MUT              573012200      263 11703.695SH       SOLE                         11703.695
N & B Partners Neuberger       MUT              641224407      343 14225.477SH       SOLE                         14225.477
PIMCO Total Return Administrat MUT              693390726      116 11667.010SH       SOLE                         11667.010
Vanguard Windsor Fund II       MUT              922018205      236 9441.858 SH       SOLE                          9441.858